Opal International Dividend Income Fund (“IDVZ”)

(the “Fund”)

A series of Elevation Series Trust (the “Trust”)

Supplement dated January 29, 2026 to the

Fund’s Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”), dated December 14, 2024, as may be supplemented and/or revised from time to time.

Effective February 8, 2026, the Fund name Opal International Dividend Income ETF is hereby changed to the Polen International Dividend Income ETF. All references to the name of the Fund are revised accordingly.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.